Psyence Labs Ltd. Investment (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Aug. 15, 2025	Apr. 15, 2025	Mar. 31, 2025
Psyence Labs Ltd Share Exchange [Line Items]
Acquired additional shares (in Shares)			1,750	250
Total conideration			$ 3,500,000	$ 500,000
Outstanding shares percentage		17.00%
Fair value of investment	$ 5,172,000
Unrealized fair value gain	427,000
Psyence Labs Ltd. [Member]
Psyence Labs Ltd Share Exchange [Line Items]
Share issued (in Shares)					1,000
Fair value of investment	$ 1,724				$ 745